Schedule of Purchase Price Allocation Assets Acquired Liabilities Assumed Based on their Fair Values (Detail) (Subsequent Event, USD $)	0 Months Ended
Jun. 30, 2014
Subsequent Event
Business Acquisition [Line Items]
Purchase price	$ 538,650,000
Purchase price adjustments in accordance with the Purchase Agreement
Add: Working capital adjustment	10,751,000
Less: Bank debt, including accrued interest	(250,826,000)
Add: Cash and cash equivalents	16,271,000
Less: Seller transaction costs paid by Jason	(17,500,000)
Total consideration transferred	$ 297,346,000